Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Earnings per share [Abstract]
Potential issuance of shares on settlement of Green Exchangeable Notes (in shares)	3,347,305	3,347,305
Potential issuance of subscribed shares (in shares)	596,681	510,169
Loss attributable to Atlantica	$ (9,473)	$ (18,166)
Average number of ordinary shares outstanding - basic (in shares)	114,236,000	110,749,000
Average number of ordinary shares outstanding - diluted (in shares)	118,197,000	114,156,000
Earnings per share for the period - basic (in dollars per share)	$ (0.08)	$ (0.16)
Earnings per share for the period - diluted (in dollars per share)	$ (0.08)	$ (0.16)